ACCUMULATED OTHER COMPREHENSIVE INCOME - Schedule of accumulated other comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning Balance	¥ 555,342		¥ 453,074
Foreign currency translation adjustments, net of tax of nil	11,558		102,268
Ending Balance	¥ 566,900	$ 77,665	¥ 555,342